Average Annual Total Returns	12 Months Ended
Aug. 31, 2011
Vanguard Intermediate-Term Corporate Bond Index Fu | Vanguard Intermediate-Term Corporate Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	10.74%
Since Inception	9.42%
Inception Date	Nov. 19, 2009
Vanguard Intermediate-Term Corporate Bond Index Fu | Vanguard Intermediate-Term Corporate Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	10.65%
Since Inception	9.34%
Inception Date	Nov. 19, 2009
Vanguard Intermediate-Term Government Bond Index F | Vanguard Intermediate-Term Government Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	6.94%
Since Inception	4.51%
Inception Date	Nov. 19, 2009
Vanguard Long-Term Corporate Bond Index Fund | Vanguard Long-Term Corporate Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	11.28%
Since Inception	9.49%
Inception Date	Nov. 19, 2009
Vanguard Long-Term Corporate Bond Index Fund | Vanguard Long-Term Corporate Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	11.19%
Since Inception	9.41%
Inception Date	Nov. 19, 2009
Vanguard Long-Term Government Bond Index Fund | Vanguard Long-Term Government Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	9.36%
Since Inception	4.70%
Inception Date	Nov. 19, 2009
Vanguard Mortgage-Backed Securities Index Fund | Vanguard Mortgage-Backed Securities Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	5.23%
Since Inception	4.07%
Inception Date	Dec. 03, 2009
Vanguard Mortgage-Backed Securities Index Fund | Vanguard Mortgage-Backed Securities Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	5.24%
Since Inception	4.16%
Inception Date	Nov. 19, 2009
Vanguard Short-Term Corporate Bond Index Fund | Vanguard Short-Term Corporate Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	5.58%
Since Inception	4.94%
Inception Date	Nov. 19, 2009
Vanguard Short-Term Corporate Bond Index Fund | Vanguard Short-Term Corporate Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	5.51%
Since Inception	4.87%
Inception Date	Nov. 19, 2009
Vanguard Short-Term Government Bond Index Fund | Vanguard Short-Term Government Bond Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	2.20%
Since Inception	2.13%
Inception Date	Dec. 28, 2009
Vanguard Short-Term Government Bond Index Fund | Vanguard Short-Term Government Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	2.24%
Since Inception	1.51%
Inception Date	Nov. 19, 2009
Return After Taxes on Distributions | Vanguard Intermediate-Term Corporate Bond Index Fu | Vanguard Intermediate-Term Corporate Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	8.42%
Since Inception	7.17%
Return After Taxes on Distributions | Vanguard Intermediate-Term Corporate Bond Index Fu | Vanguard Intermediate-Term Corporate Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	8.89%
Since Inception	7.60%
Return After Taxes on Distributions | Vanguard Intermediate-Term Government Bond Index F | Vanguard Intermediate-Term Government Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	5.82%
Since Inception	3.44%
Return After Taxes on Distributions | Vanguard Long-Term Corporate Bond Index Fund | Vanguard Long-Term Corporate Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	7.94%
Since Inception	6.32%
Return After Taxes on Distributions | Vanguard Long-Term Corporate Bond Index Fund | Vanguard Long-Term Corporate Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	8.98%
Since Inception	7.23%
Return After Taxes on Distributions | Vanguard Long-Term Government Bond Index Fund | Vanguard Long-Term Government Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	7.97%
Since Inception	3.36%
Return After Taxes on Distributions | Vanguard Mortgage-Backed Securities Index Fund | Vanguard Mortgage-Backed Securities Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	3.83%
Since Inception	2.72%
Return After Taxes on Distributions | Vanguard Mortgage-Backed Securities Index Fund | Vanguard Mortgage-Backed Securities Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	3.84%
Since Inception	2.85%
Return After Taxes on Distributions | Vanguard Short-Term Corporate Bond Index Fund | Vanguard Short-Term Corporate Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	4.41%
Since Inception	3.82%
Return After Taxes on Distributions | Vanguard Short-Term Corporate Bond Index Fund | Vanguard Short-Term Corporate Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	4.62%
Since Inception	4.01%
Return After Taxes on Distributions | Vanguard Short-Term Government Bond Index Fund | Vanguard Short-Term Government Bond Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	1.92%
Since Inception	1.85%
Return After Taxes on Distributions | Vanguard Short-Term Government Bond Index Fund | Vanguard Short-Term Government Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	1.96%
Since Inception	1.24%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Intermediate-Term Corporate Bond Index Fu | Vanguard Intermediate-Term Corporate Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	6.59%
Since Inception	6.57%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Intermediate-Term Corporate Bond Index Fu | Vanguard Intermediate-Term Corporate Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	6.89%
Since Inception	6.93%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Intermediate-Term Government Bond Index F | Vanguard Intermediate-Term Government Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	4.50%
Since Inception	3.22%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Long-Term Corporate Bond Index Fund | Vanguard Long-Term Corporate Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	6.56%
Since Inception	5.95%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Long-Term Corporate Bond Index Fund | Vanguard Long-Term Corporate Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	7.23%
Since Inception	6.73%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Long-Term Government Bond Index Fund | Vanguard Long-Term Government Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	6.08%
Since Inception	3.23%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mortgage-Backed Securities Index Fund | Vanguard Mortgage-Backed Securities Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	3.39%
Since Inception	2.64%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mortgage-Backed Securities Index Fund | Vanguard Mortgage-Backed Securities Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	3.40%
Since Inception	2.78%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Short-Term Corporate Bond Index Fund | Vanguard Short-Term Corporate Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	3.44%
Since Inception	3.49%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Short-Term Corporate Bond Index Fund | Vanguard Short-Term Corporate Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	3.57%
Since Inception	3.65%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Short-Term Government Bond Index Fund | Vanguard Short-Term Government Bond Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	1.43%
Since Inception	1.38%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Short-Term Government Bond Index Fund | Vanguard Short-Term Government Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	1.45%
Since Inception	1.13%
Based on Market Value | Vanguard Intermediate-Term Corporate Bond Index Fu | Vanguard Intermediate-Term Corporate Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	9.88%
Since Inception	9.36%
Based on Market Value | Vanguard Intermediate-Term Government Bond Index F | Vanguard Intermediate-Term Government Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	6.97%
Since Inception	4.61%
Based on Market Value | Vanguard Long-Term Corporate Bond Index Fund | Vanguard Long-Term Corporate Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	11.05%
Since Inception	9.60%
Based on Market Value | Vanguard Long-Term Government Bond Index Fund | Vanguard Long-Term Government Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	8.75%
Since Inception	4.28%
Based on Market Value | Vanguard Mortgage-Backed Securities Index Fund | Vanguard Mortgage-Backed Securities Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	5.38%
Since Inception	4.19%
Based on Market Value | Vanguard Short-Term Corporate Bond Index Fund | Vanguard Short-Term Corporate Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	5.10%
Since Inception	5.16%
Based on Market Value | Vanguard Short-Term Government Bond Index Fund | Vanguard Short-Term Government Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	2.24%
Since Inception	1.59%
Barclays Capital U.S. 1-5 Year Corporate Bond Index | Vanguard Short-Term Corporate Bond Index Fund | Vanguard Short-Term Corporate Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	5.86%
Since Inception	5.30%
Barclays Capital U.S. 1-5 Year Corporate Bond Index | Vanguard Short-Term Corporate Bond Index Fund | Vanguard Short-Term Corporate Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	5.86%
Since Inception	5.30%
Barclays Capital U.S. 10+ Year Corporate Bond Index | Vanguard Long-Term Corporate Bond Index Fund | Vanguard Long-Term Corporate Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	11.20%
Since Inception	9.74%
Barclays Capital U.S. 10+ Year Corporate Bond Index | Vanguard Long-Term Corporate Bond Index Fund | Vanguard Long-Term Corporate Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	11.20%
Since Inception	9.74%
Barclays Capital U.S. 5-10 Year Corporate Bond Index | Vanguard Intermediate-Term Corporate Bond Index Fu | Vanguard Intermediate-Term Corporate Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	10.80%
Since Inception	9.59%
Barclays Capital U.S. 5-10 Year Corporate Bond Index | Vanguard Intermediate-Term Corporate Bond Index Fu | Vanguard Intermediate-Term Corporate Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	10.80%
Since Inception	9.59%
Barclays Capital U.S. MBS Float Adjusted Index | Vanguard Mortgage-Backed Securities Index Fund | Vanguard Mortgage-Backed Securities Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	5.14%
Since Inception	3.93%
Barclays Capital U.S. MBS Float Adjusted Index | Vanguard Mortgage-Backed Securities Index Fund | Vanguard Mortgage-Backed Securities Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	5.14%
Since Inception	3.88%
Barclays Capital U.S. 1-3 Year Government Float Adjusted Index | Vanguard Short-Term Government Bond Index Fund | Vanguard Short-Term Government Bond Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	2.40%
Since Inception	2.29%
Barclays Capital U.S. 1-3 Year Government Float Adjusted Index | Vanguard Short-Term Government Bond Index Fund | Vanguard Short-Term Government Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	2.40%
Since Inception	1.68%
Barclays Capital U.S. 3-10 Year Government Float Adjusted Index | Vanguard Intermediate-Term Government Bond Index F | Vanguard Intermediate-Term Government Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	7.21%
Since Inception	4.64%
Barclays Capital U.S. Long Government Float Adjusted Index | Vanguard Long-Term Government Bond Index Fund | Vanguard Long-Term Government Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	9.42%
Since Inception	4.74%